Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Schedule of Raw Materials and Consumables Used

	For the years ended December 31,
	2018	2017	2016
Raw Materials and Consumables Used	ThUS$	ThUS$	ThUS$

Energy purchases	(5,737,604)	(3,940,466)	(2,442,519)
Fuel consumption	(226,843)	(229,308)	(362,156)
Transportation costs	(1,055,431)	(634,118)	(394,097)
Costs from construction contracts	(833,313)	(753,389)	(399,408)
Other raw materials and consumables	(289,582)	(325,507)	(270,038)

Total	(8,142,773)	(5,882,788)	(3,868,218)